Commitments and Contingencies (Details) £ in Millions, shares in Millions			9 Months Ended	12 Months Ended
	Nov. 23, 2025 USD ($) shares	Apr. 03, 2024	Feb. 28, 2026 USD ($)	May 31, 2025 USD ($) item	Nov. 30, 2025 USD ($)	May 31, 2025 GBP (£)	May 31, 2024 USD ($)
Commitments and Contingencies
Legal settlement accrued			$ 12,745,000	$ 50,000	$ 16,500,000		$ 7,000
Class action lawsuit - settlement payable in cash	$ 500,000
Class action lawsuit - settlement payable in shares (in shares) | shares	49
Side Letter Agreement With Samsung
Commitments and Contingencies
Contractual obligation, percentage of qualifying revenue agreed to pay		20.00%	20.00%
Amount of contractual obligation included in other liabilities			$ 43,600,000	43,600,000
Progenics Purchase Agreement
Commitments and Contingencies
Amount of milestone payments payable				$ 5,000,000
Percentage of royalty payable				3.50%
Amount payable upon filing BLA with FDA				$ 500,000
Amount payable upon FDA approval				500,000
Annual maintenance fees				$ 150,000
Progenics Purchase Agreement | Royalty Payable in Initial 10 Years
Commitments and Contingencies
Percentage of royalty payable				5.00%
Lonza Agreement
Commitments and Contingencies
Number of contract manufacturers | item				2
Annual license fee				$ 350,000		£ 0.3
Royalty on net sales (as a percent)				2.00%		2.00%